Fees Summary	Nov. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,768,100
Previously Paid Amount	0.00
Total Fee Amount	3,420.47
Total Offset Amount	0.00
Net Fee	3,420.47
Narrative - Max Aggregate Offering Price	$ 24,768,100
Final Prospectus	true